As filed with the Securities and Exchange Commission on August 24, 2011
================================================================================
                                           1933 Act Registration No. 333-143964
                                            1940 Act Registration No. 811-21944

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 55                                              [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 58                                                             [X]


                      FIRST TRUST EXCHANGE-TRADED FUND II
               (Exact name of registrant as specified in charter)
                             120 East Liberty Drive
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund II
                           First Trust Advisors L.P.
                             120 East Liberty Drive
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on September 23, 2011 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 55

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

      The Facing Sheet

      The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 52 under the Securities Act of 1933, as it relates to the First Trust Oil Refiners Index Fund, until September 23, 2011. Parts A and B of the Registrant's Post-Effective Amendment No. 52, as it relates to First Trust Oil Refiners Index Fund, filed on June 15, 2011, are incorporated by reference herein.

       Part C - Other Information

       Signatures

       Index to Exhibits

       Exhibits

                      First Trust Exchange-Traded Fund II
                           PART C - OTHER INFORMATION


ITEM 28.     EXHIBITS


EXHIBIT NO.  DESCRIPTION

(a)          Declaration of Trust of the Registrant. (1)

(b)          By-Laws of the Registrant. (1)

(c)          (1) Amended and Restated Establishment and Designation of Series
                 dated June 11, 2007. (2)

             (2) Amended and Restated Establishment and Designation of Series
                 dated July 18, 2007. (5)

             (3) Amended and Restated Establishment and Designation of Series
                 dated May 22, 2008. (8)

             (4) Amended and Restated Establishment and Designation of Series
                 dated September 15, 2008. (10)

             (5) Amended and Restated Establishment and Designation of Series
                 dated January 28, 2009. (11)

             (6) Amended and Restated Establishment and Designation of Series
                 dated August 24, 2009. (13)

             (7) Amended and Restated Establishment and Designation of Series
                 dated January 21, 2010. (14)

             (8) Amended and Restated Establishment and Designation of Series
                 dated July 21, 2010. (18)

             (9) Amended and Restated Establishment and Designation of Series
                 dated September 20, 2010. (21)

             (10) Amended and Restated Establishment and Designation of Series
                 dated March 21, 2011. (22)

             (10) Amended and Restated Establishment and Designation of Series
                 dated April 18, 2011. (23)

             (11) Amended and Restated Establishment and Designation of Series
                 dated June 13, 2011. (25)

(d)          (1) Investment Management Agreement. (4)

             (2) Expense Reimbursement, Fee Waiver and Recovery Agreement. (4)

             (3) Amended Exhibit A of the Investment Management Agreement. (8)

             (4) Amended Exhibit A of the Expense Reimbursement, Fee Waiver and
                 Recovery Agreement. (8)

             (5) Amended Exhibit A of the Investment Management Agreement. (10)

             (6) Amended Exhibit A of the Expense Reimbursement, Fee Waiver and
                 Recovery Agreement. (10)

             (7) Letter Agreement regarding the Expense Reimbursement, Fee
                 Waiver and Recovery Agreement dated January 28, 2009. (11)

             (8) Amended Exhibit A of the Investment Management Agreement. (13)

             (9) Amended Exhibit A of the Expense Reimbursement, Fee Waiver and
                 Recovery Agreement. (13)

             (10) Letter Agreement regarding the Expense Reimbursement, Fee
                 Waiver and Recovery Agreement dated November 5, 2009. (13)

             (11) Amended Exhibit A of the Letter Agreement regarding the
                 Expense Reimbursement, Fee Waiver and Recovery Agreement. (15)

             (12) Investment Management Agreement. (16)

             (13) Amended Schedule A of the Investment Management Agreement.
                 (17)

             (14) Letter Agreement regarding the Expense Reimbursement, Fee
                 Waiver and Recovery Agreement, dated December 6, 2010. (19)

             (15) Investment Management Agreement for unitary fee structure.
                 (19)

             (16) Investment Management Agreement for non-unitary fee structure.
                 (19)

             (17) Amended Schedule A of the Investment Management Agreement
                 dated February 15, 2011. (21)

             (18) Amended Schedule A of the Investment Management Agreement
                 dated May 6, 2011. (24)

             (19) Amended Schedule A of the Investment Management Agreement.
                 (27)

(e)          (1) Distribution Agreement. (4)

             (2) Amended Exhibit A of the Distribution Agreement. (8)

             (3) Amended Exhibit A of the Distribution Agreement. (10)

             (4) Amended Exhibit A of the Distribution Agreement. (13)

             (5) Amended Exhibit A of the Distribution Agreement. (16)

             (6) Amended Exhibit A of the Distribution Agreement. (17)

             (7) Distribution Agreement. (19)

             (8) Amended Exhibit A of the Distribution Agreement dated February
                 15, 2011. (21)

             (9) Amended Exhibit A of the Distribution Agreement dated May 6,
                 2011. (24)

             (10) Amended Exhibit A of the Distribution Agreement. (27)

(f)          Not Applicable.

(g)          (1) Custody Agreement between the Registrant and The Bank of New
                 York. (4)

             (2) Amended Schedule II of the Custody Agreement. (8)

             (3) Amended Schedule II of the Custody Agreement. (10)

             (4) Amended Schedule II of the Custody Agreement. (13)

             (5) Amended Schedule II of the Custody Agreement. (16)

             (6) Amended Schedule II of the Custody Agreement. (17)

             (7) Amended Schedule II of the Custody Agreement dated February 15,
                 2011. (21)

             (8) Amended Schedule II of the Custody Agreement dated May 6, 2011.
                 (24)

             (9) Amended Schedule II of the Custody Agreement. (27)

(h)          (1) Transfer Agency Agreement between the Registrant and The Bank of New York. (4)

             (2) Administration and Accounting Agreement between the Registrant and The Bank of New York. (4)

             (3) Form of Subscription Agreement. (4)

             (4) Form of Participant Agreement. (4)

             (5) Sublicense Agreement by and among First Trust DJ STOXX(R)
                 Select Dividend 30 Index Fund, STOXX Limited, and First Trust Advisors L.P. (4)

             (6) Sublicense Agreement by and among First Trust FTSE EPRA/NAREIT
                 Global Real Estate Index Fund, FTSE International Limited, and First Trust Advisors L.P. (4)

             (7) Sublicense Agreement by and among the First Trust
                 Exchange-Traded Fund II, on behalf of its series First Trust Dow Jones Global Select Dividend Index Fund, Dow Jones & Company, Inc., and First Trust Advisors L.P. (5)

             (8) IPV Calculation Agreement by and between First Trust Advisors
                 L.P. and Telekurs (USA) Inc. (4)

             (9) Sub-IPV Calculation Agreement by and among First Trust
                 Exchange-Traded Fund II, on behalf of First Trust DJ STOXX(R) Select Dividend 30 Index Fund, and First Trust Advisors L.P.
                 (5)

             (10) Sub-IPV Calculation Agreement by and among First Trust
                 Exchange-Traded Fund II, on behalf of First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, and First Trust Advisors L.P. (5)

             (11) Sub-IPV Calculation Agreement by and among First Trust
                 Exchange-Traded Fund II, on behalf of Dow Jones Global Select Dividend Index Fund, and First Trust Advisors L.P. (5)

             (12) Sublicense Agreement by and among First Trust Exchange-Traded
                 Fund II, on behalf of First Trust ISE Global Wind Energy Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P. (8)

             (13) Amended Exhibit A of the Transfer Agency Agreement. (8)

             (14) Amended Exhibit A of the Administration and Accounting
                 Agreement. (8)

             (15) Sub-IOPV Calculation Agreement by and among First Trust
                 Exchange-Traded Fund II, on behalf of First Trust ISE Global Wind Energy Index Fund, and First Trust Advisors L.P. (9)

             (16) Form of Sub-IOPV Calculation Agreement by and among First
                 Trust Exchange- Traded Fund II, on behalf of First Trust ISE Global Engineering and Construction Index Fund, and First Trust Advisors L.P. (10)

             (17) Sublicense Agreement by and among First Trust Exchange-Traded
                 Fund II, on behalf of First Trust ISE Global Engineering and Construction Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P. (10)

             (18) Amended Exhibit A of the Transfer Agency Agreement. (10) (19)
                 Amended Exhibit A of the Administration and Accounting Agreement. (10)


             (20) Amended Exhibit A of the Transfer Agency Agreement. (13)

             (21) Amended Exhibit A of the Administration and Accounting
                 Agreement. (13)

             (22) Sublicense Agreement by and between First Trust
                 Exchange-Traded Fund II and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund. (13)

             (23) Amended Exhibit A of the Transfer Agency Agreement. (16)

             (24) Amended Exhibit A of the Administration and Accounting
                 Agreement. (16)

             (25) Sublicense Agreement by and between First Trust
                 Exchange-Traded Fund II and First Trust ISE Global Copper Index Fund. (16)

             (26) Sublicense Agreement by and between First Trust
                 Exchange-Traded Fund II and First Trust ISE Global Platinum Index Fund. (16)

             (27) Amended Exhibit A of the Transfer Agency Agreement. (17)

             (28) Amended Exhibit A of the Administration and Accounting
                 Agreement. (17)

             (29) Sublicense Agreement by and between First Trust
                 Exchange-Traded Fund II and First Trust BICK Index Fund. (17)

             (30) Sublicense Agreement by and between First Trust Advisors L.P.
                 and First Trust NASDAQ CEA Smartphone Index Fund dated February 14, 2011. (23)

             (32) Amended Exhibit A of the Transfer Agency Agreement dated
                 February 15, 2011. (21)

             (33) Amended Exhibit A of the Administration and Accounting
                 Agreement dated February 15, 2011. (21)

             (34) Amendment to Schedule of Data Services dated February 18,
                 2011. (21)

             (35) Sublicense Agreement by and between First Trust Advisors L.P.
                 and First Trust NASDAQ Global Auto Index Fund dated May 6, 2011. (24)

             (36) Amended Exhibit A of the Transfer Agency Agreement dated May
                 6, 2011. (24)


             (37) Amended Exhibit A of the Administration and Accounting
                 Agreement May 6, 2011. (24)

             (38) Amended Exhibit A of the Transfer Agency Agreement dated. (27)

             (39) Amended Exhibit A of the Administration and Accounting
                 Agreement. (27)

             (40) Sublicense Agreement by and between First Trust
                 Exchange-Traded Fund II and First Trust ISE Cloud Computing Index Fund. (27)

(i)          (1) Opinion and Consent of Chapman and Cutler LLP dated August 30,
                 2007. (4)

             (2) Opinion and Consent of Bingham McCutchen LLP dated August 30,
                 2007. (4)

             (3) Opinion and Consent of Chapman and Cutler LLP dated November
                 20, 2007. (5)

             (4) Opinion and Consent of Bingham McCutchen LLP dated November 20,
                 2007. (5)


             (5) Opinion and Consent of Chapman and Cutler LLP dated January 28,
                 2008. (6)

             (6) Opinion and Consent of Chapman and Cutler LLP dated June 18,
                 2008. (8)

             (7) Opinion and Consent of Bingham McCutchen LLP dated June 18,
                 2008. (8)

             (8) Opinion and Consent of Chapman and Cutler LLP dated October 9,
                 2008. (10)

             (9) Opinion and Consent of Bingham McCutchen LLP dated October 9,
                 2008. (10)

             (10) Opinion and Consent of Chapman and Cutler LLP dated January
                 28, 2009. (11)

             (11) Opinion and Consent of Chapman and Cutler LLP dated November
                 16, 2009. (13)

             (12) Opinion and Consent of Bingham McCutchen LLP dated November
                 16, 2009. (13)

             (13) Opinion and Consent of Chapman and Cutler LLP dated January
                 29, 2010. (15)

             (14) Opinion and Consent of Chapman and Cutler LLP dated March 5,
                 2010. (16)

             (15) Opinion and Consent of Bingham McCutchen LLP dated March 5,
                 2010. (16)

             (16) Opinion and Consent of Chapman and Cutler LLP dated March 31,
                 2010. (17)

             (17) Opinion and Consent of Bingham McCutchen LLP dated March 31,
                 2010. (17)

             (18) Opinion and Consent of Chapman and Cutler LLP. (19)

             (19) Opinion and Consent of Chapman and Cutler LLP dated February
                 15, 2011. (20)

             (20) Opinion and Consent of Bingham McCutchen LLP dated February
                 15, 2011. (20)

             (21) Opinion and Consent of Chapman and Cutler LLP dated May 4,
                 2011. (24)

             (22) Opinion and Consent of Bingham McCutchen LLP dated May 4,
                 2011. (24)

             (23) Opinion and Consent of Chapman and Cutler LLP dated June 27,
                 2011. (26)

             (24) Opinion and Consent of Bingham McCutchen LLP dated June 27,
                 2011. (26)

(j)          Not Applicable.

(k)          Not Applicable.

(l)          Not Applicable.

(m)          (1) 12b-1 Service Plan. (4)

             (2) Letter Agreement regarding 12b-1 fees dated as of May 1, 2007.
                 (4)

             (3) Letter Agreement regarding 12b-1 fees dated as of November 13,
                 2007. (5)

             (4) Amended Exhibit A of the 12b-1 Service Plan. (8)

             (5) Amended Exhibit A of the Letter Agreement regarding 12b-1 fees dated as of November 13, 2007. (8)

             (6) Amended Exhibit A of the 12b-1 Service Plan. (10)

             (7) Letter Agreement regarding 12b-1 fees dated June 18, 2008. (10)

             (8) Letter Agreement regarding 12b-1 fees dated January 28, 2009.
                 (11)

             (9) Amended Exhibit A of the 12b-1 Service Plan. (13)

             (10) Letter Agreement regarding 12b-1 fees dated November 5, 2009.
                 (13)

             (11) Amended Exhibit A of the Letter Agreement regarding 12b-1 fees. (15)

             (12) Amended Exhibit A of the 12b-1 Service Plan. (16)

             (13) Letter Agreement regarding 12b-1 fees dated March 3, 2010.
                 (16)

             (14) Amended Exhibit A of the 12b-1 Service Plan. (17)

             (15) Letter Agreement regarding 12b-1 fees dated March 15, 2010.
                 (17)

             (16) Letter Agreement regarding 12b-1 fees. dated January 21, 2011.
                 (19)

             (17) Amended Exhibit A of the 12b-1 Service Plan. (21)

             (18) Letter Agreement regarding 12b-1 fees dated February 15, 2011.
                 (21)

             (19) Amended Exhibit A of the 12b-1 Service Plan dated May 6, 2011.
                 (24)

             (20) Amended Exhibit A of the 12b-1 Service Plan. (27)

(n)          Not Applicable.

(o)          Not Applicable.

(p)          (1) First Trust Advisors L.P. Investment Adviser Code of Ethics,
                 amended on May 31, 2006. (2)

             (2) First Trust Portfolios L.P. Code of Ethics, amended on May 31,
                 2006. (2)

             (3) First Trust Funds Code of Ethics, amended on May 31, 2006. (2)

             (4) First Trust Advisors L.P., First Trust Portfolios L.P. Code of
                 Ethics, amended on January 1, 2009. (12)

             (5) First Trust Funds Code of Ethics, amended on January 1, 2009.
                 (12)

(q)          (1) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and
                 Keith authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess, Kristi A. Maher and Mark R. Bradley to execute the Registration Statement. (7)

             (2) Power of Attorney for Mr. Nielson authorizing James A. Bowen,
                 W. Scott Jardine, Eric F. Fess, Kristi A. Maher and Mark R. Bradley to execute the Registration Statement. (8)

             (3) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith
                 and Nielson authorizing James A. Bowen, W. Scott Jardine, Eric
                 F. Fess and Kristi A. Maher to execute the Registration Statement. (9)

             (4) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith
                 and Nielson authorizing James A. Bowen, W. Scott Jardine, Eric
                 F. Fess and Kristi A. Maher to execute the Registration Statement. (12)

             (5) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith
                 and Nielson authorizing James A. Bowen, W. Scott Jardine, Eric
                 F. Fess and Kristi A. Maher to execute the Registration Statement. (14)

             (6) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith
                 and Nielson authorizing James A. Bowen, W. Scott Jardine, Mark
                 R. Bradley, Kristi A. Maher and Eric F. Fess and to execute the Registration Statement. (18)

__________________

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 21, 2007

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 23, 2007

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 24, 2007

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 30, 2007

(5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on November 20, 2007

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 28, 2008

(7) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on May 23, 2008

(8) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 18, 2008

(9) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on September 19, 2008

(10) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on October 9, 2008

(11) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 28, 2009

(12) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 25, 2009

(13) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on November 16, 2009

(14) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 22, 2010

(15) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 29, 2010

(16) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on March 8, 2010

(17) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on March 31, 2010

(18) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 3, 2010

(19) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 28, 2011

(20) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on February 15, 2011

(21) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on February 18, 2011

(22) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on March 25, 2011

(23) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on April 20, 2011

(24) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on May 4, 2011

(25) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 15, 2011

(26) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 27, 2011

(27)   To be filed by amendment


ITEM         29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.


ITEM         30. INDEMNIFICATION

      Section 9.5 of the Registrant's Declaration of Trust provides as follows:

      Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

      No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

      To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      First Trust Advisors L.P. ("First Trust") serves as investment adviser to the Registrant, serves as adviser or subadviser to 14 mutual funds, 59 exchange-traded funds and 13 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 120 East Liberty Drive, Wheaton, Illinois 60187.

      The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 120 East Liberty Drive, Wheaton, Illinois 60187.

      Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

James A. Bowen, Managing Director/Chief Executive Officer  Managing Director, Chief Executive Officer (since
                                                           December 2010) and President (prior to December 2010),
                                                           FTP; Chairman of the Board of Directors, BondWave LLC
                                                           and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                     Managing Director, FTP

Mark R. Bradley, Managing Director/Chief Financial         Managing Director, Chief Financial Officer and Chief
Officer/Chief Operating Officer                            Operating Officer (since December 2010), FTP; Chief
                                                           Financial Officer, BondWave LLC and Stonebridge Advisors LLC

Robert F. Carey, Chief Investment Officer and              Senior Vice President, FTP
Senior Vice President

W. Scott Jardine, General Counsel                          General Counsel, FTP; Secretary of BondWave LLC and
                                                           Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel                    Deputy General Counsel, FTP

Erin Chapman, Assistant General Counsel                    Assistant General Counsel, FTP

John Vasko, Assistant General Counsel                      Assistant General Counsel, FTP

Amy Lum, Assistant General Counsel                         Assistant General Counsel (since November 2010), FTP; Of Counsel,
                                                           The Law Offices of Beau T. Grieman (August 2009 to March 2010);
                                                           Associate, Perkins Coie (April 2008 to August 2009)

Lisa Weier, Assistant General Counsel                      Assistant General Counsel (since January 2011), FTP; Associate,
                                                           Chapman and Cutler LLP

R. Scott Hall, Managing Director                           Managing Director, FTP

Andrew S. Roggensack, Managing Director/President          Managing Director and President (since December 2010), FTP

Kathleen Brown, Senior Vice President and Chief            CCO and Senior Vice President, FTP
Compliance Officer

Elizabeth H. Bull, Senior Vice President                   Senior Vice President, FTP






NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

Christopher L. Dixon, Senior Vice President                Senior Vice President, FTP

Jane Doyle, Senior Vice President                          Senior Vice President, FTP

James M. Dykas, Senior Vice President and Controller       Senior Vice President and Controller (since December 2010), FTP

Jon C. Erickson, Senior Vice President                     Senior Vice President, FTP

Ken Fincher, Senior Vice President                         Senior Vice President, FTP

Rosanne Gatta, Board Liaison Associate                     Board Liaison Associate (July 2010 to Present), FTA and
                                                           FTP; Assistant Vice President (February 2011 to July 2010),
                                                           PNC Global Investment Servicing

Kenneth N. Hass, Senior Vice President                     Senior Vice President, FTP

Jason T. Henry, Senior Vice President                      Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                 Senior Vice President, FTP

David G. McGarel, Senior Vice President                    Senior Vice President, FTP

Mitchell Mohr, Senior Vice President                       Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President                Senior Vice President, FTP

Alan M. Rooney, Senior Vice President                      Senior Vice President, FTP

Roger F. Testin, Senior Vice President                     Senior Vice President, FTP

Kyle Baker, Vice President                                 Vice President, FTP

Christina Knierim, Vice President                          Vice President, FTP

Todd Larson, Vice President                                Vice President, FTP

Ronda L. Saeli-Chiappe, Vice President                     Vice President, FTP

Stan Ueland, Vice President                                Vice President, FTP

Katherine Urevig, Vice President                           Vice President, FTP

Brad Bradley, Assistant Vice President                     Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President                 Assistant Vice President, FTP

Chris Fallow, Assistant Vice President                     Assistant Vice President, FTP






NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

Kristen Johanneson, Assistant Vice President               Assistant Vice President, FTP

Coleen D. Lynch, Assistant Vice President                  Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                   Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                  Assistant Vice President, FTP

Brian Wesbury, Chief Economist                             Chief Economist, FTP

Rob Stein, Senior Economist                                Senior Economist, FTP


ITEM 32.     PRINCIPAL UNDERWRITER

      (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded AlphaDEX(R) Fund, First Trust Series Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

      (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

The Charger Corporation                   General Partner                     None

Grace Partners of DuPage L.P.             Limited Partner                     None

James A. Bowen                            Managing Director/Chief Executive   President, Chairman of the Board,
                                          Officer                             Trustee, Chief Executive Officer

Mark R. Bradley                           Managing Director/Chief Financial   Treasurer, Chief Financial Officer
                                          Officer/Chief Operating Officer     and Chief Accounting Officer

Frank L. Fichera                          Managing Director                   None

Russell J. Graham                         Managing Director                   None

R. Scott Hall                             Managing Director                   None

Ronald D. McAlister                       Managing Director                   None






NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Richard A. Olson                          Managing Director                   None

Andrew S. Roggensack                      Managing Director/President         None

W. Scott Jardine                          General Counsel                     Secretary

Kristi A. Maher                           Deputy General Counsel              Assistant Secretary and Chief
                                                                              Compliance Officer

Erin Chapman                              Assistant General Counsel           Assistant Secretary

John Vasko                                Assistant General Counsel           None
Amy Lum                                   Assistant General Counsel           None
Lisa Weier                                Assistant General Counsel           None

Dan Affeto                                Senior Vice President               None

Bob Bartel                                Senior Vice President               None

Elizabeth H. Bull                         Senior Vice President               None

Robert F. Carey                           Senior Vice President               None

Patricia L. Costello                      Senior Vice President               None

Christopher L. Dixon                      Senior Vice President               None

Jane Doyle                                Senior Vice President               None

James M. Dykas                            Senior Vice President/Controller    Assistant Treasurer

Jon C. Erickson                           Senior Vice President               None

Ken Fincher                               Senior Vice President               None

Wendy Flaherty                            Senior Vice President               None

Rosanne Gatta                             Board Liaison Associate             Assistant Secretary

Kenneth N. Hass                           Senior Vice President               None

Jason T. Henry                            Senior Vice President               None

Rich Jaeger                               Senior Vice President               None






NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Christian D. Jeppesen                     Senior Vice President               None

Christopher A. Lagioia                    Senior Vice President               None

Daniel J. Lindquist                       Senior Vice President               Vice President

David G. McGarel                          Senior Vice President               None

Mark R. McHenney                          Senior Vice President               None

Mitchell Mohr                             Senior Vice President               None

Paul E. Nelson                            Senior Vice President               None

Steve R. Nelson                           Senior Vice President               None

Robert M. Porcellino                      Senior Vice President               None

Steven R. Ritter                          Senior Vice President               None

Alan Rooney                               Senior Vice President               None

Francine Russell                          Senior Vice President               None

Brad A. Shaffer                           Senior Vice President               None

Brian Sheehan                             Senior Vice President               None

Andrew C. Subramanian                     Senior Vice President               None

Mark P. Sullivan                          Senior Vice President               None

Roger F. Testin                           Senior Vice President               Vice President

Gregory E. Wearsch                        Senior Vice President               None

Patrick Woelfel                           Senior Vice President               None

Kathleen Brown                            Senior Vice President; Chief        None
                                          Compliance Officer

Jonathan Ackerhalt                        Vice President                      None

Dan Affetto                               Vice President                      None

Lance Allen                               Vice President                      None

Jeff Ambrose                              Vice President                      None






NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Kyle Baker                                Vice President                      None

Carlos Barbosa                            Vice President                      None

Andrew Barnum                             Vice President                      None

Michael Bean                              Vice President                      None

Rob Biddinger                             Vice President                      None

Dan Blong                                 Vice President                      None

Bill Braasch                              Vice President                      None

Cory Bringle                              Vice President                      None

Mike Britt                                Vice President                      None

Alex Brozyna                              Vice President                      None

Nathan S. Cassel                          Vice President                      None

Joshua Crosley                            Vice President                      None

Michael Dawson                            Vice President                      None

Michael Darr                              Vice President                      None

Albert K. Davis                           Vice President                      None

Daren J. Davis                            Vice President                      None

Michael DeBella                           Vice President                      None

Sean Degnan                               Vice President                      None

Robert T. Doak                            Vice President                      None

Joel D. Donley                            Vice President                      None

Brett Egner                               Vice President                      None

Stacy Eppen                               Vice President                      None

Ben Ferwerdo                              Vice President                      None

Edward Foley                              Vice President                      None

Don Fuller                                Vice President                      None






NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

John Gillis                               Vice President                      None

Joann Godbout                             Vice President                      None

Matt D. Graham                            Vice President                      None

William M. Hannold                        Vice President                      None

Mary Jane Hansen                          Vice President                      None

Gaby Harman                               Vice President                      None

Ryan Issakainen                           Vice President                      None

Rich Jacquemart                           Vice President                      None

Rick Johnson                              Vice President                      None

Greg Keefer                               Vice President                      None

Tom Knickerbocker                         Vice President                      None

Christina Knierim                         Vice President                      None

Thomas E. Kotcher                         Vice President                      None

Todd Larson                               Vice President                      None

Daniel Lavin                              Vice President                      None

Michael P. Leyden                         Vice President                      None

Keith L. Litavsky                         Vice President                      None

Eric Maisel                               Vice President                      None

Grant Markgraf                            Vice President                      None

Stephanie L. Martin                       Vice President                      None

Marty McFadden                            Vice President                      None

Nate Memmott                              Vice President                      None

Sean Moriarty                             Vice President                      None

John O'Sullivan                           Vice President                      None

David Pagano                              Vice President                      None






NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Scott Patton                              Vice President                      None

Brian K. Penney                           Vice President                      None

Blair R. Peterson                         Vice President                      None

Jason Peterson                            Vice President                      None

Craig Pierce                              Vice President                      None

Marisa Prestigiacomo                      Vice President                      None

Craig Prichard                            Vice President                      None

David A. Rieger                           Vice President                      None

James Rowlette                            Vice President                      None

Ronda L. Saeli-Chiappe                    Vice President                      None

Rikka Salrin                              Vice President                      None

Jeffrey M. Samuel                         Vice President                      None

Peter H. Sandford                         Vice President                      None

Debra K. Scherbring                       Vice President                      None

Timothy Schival                           Vice President                      None

Nim Short                                 Vice President                      None

Edward J. Sistowicz                       Vice President                      None

Cal Smith                                 Vice President                      None

Eric Stoiber                              Vice President                      None

Terry Swagerty                            Vice President                      None

Brian Taylor                              Vice President                      None

Kerry Tazakine                            Vice President                      None

Timothy Trudo                             Vice President                      None

Stanley Ueland                            Vice President                      Assistant Vice President

Bryan Ulmer                               Vice President                      None






NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Katherine Urevig                          Vice President                      None

Barbara E. Vinson                         Vice President                      None

Dan Waldron                               Vice President                      None

Jeff Westergaard                          Vice President                      None

Lewin M. Williams                         Vice President                      None

Jeffrey S. Barnum                         Assistant Vice President            None

Toby A. Bohl                              Assistant Vice President            None

Brad Bradley                              Assistant Vice President            None

Steve Claiborne                           Assistant Vice President            None

Katie D. Collins                          Assistant Vice President            None

Ann Marie Giudice                         Assistant Vice President/Treasurer  None

Debbie Del Giudice                        Assistant Vice President            None

Chris Fallow                              Assistant Vice President            None

Ken Harrison                              Assistant Vice President            None

Anita K. Henderson                        Assistant Vice President            None

James V. Huber                            Assistant Vice President            None

Kristen Johanneson                        Assistant Vice President            None

Daniel C. Keller                          Assistant Vice President            None

Coleen D. Lynch                           Assistant Vice President            Assistant Vice President

Robert J. Madeja                          Assistant Vice President            None

David M. McCammond-Watts                  Assistant Vice President            None

Michelle Parker                           Assistant Vice President            None

Steve Schwarting                          Assistant Vice President            None

Omar Sepulveda                            Assistant Vice President            None






NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

John H. Sherren                           Assistant Vice President            None

Lee Sussman                               Assistant Vice President            None

Christopher J. Thill                      Assistant Vice President            None

Dave Tweeten                              Assistant Vice President            None

Thomas G. Wisnowski                       Assistant Vice President            None

* All addresses are
120 East Liberty Drive,
Wheaton, Illinois 60187,
unless otherwise noted.

         (c)   Not Applicable.


ITEM 33.       LOCATION OF ACCOUNTS AND RECORDS

      First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

      The Bank of New York Mellon Corporation ("BONY"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

      BONY also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.


ITEM 34.       MANAGEMENT SERVICES

         Not Applicable.


ITEM 35.       UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on the 24th day of August, 2011.

                                        FIRST TRUST EXCHANGE-TRADED FUND II



                                        By:  /s/ James A. Bowen
                                             ---------------------------------
                                                 James A. Bowen, President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                               TITLE                                 DATE
                                        Treasurer and Chief Financial and     August 24, 2011
/s/ Mark R. Bradley                     Accounting Officer
-------------------------------------
    Mark R. Bradley

                                        President, Chief Executive Officer,   August 24, 2011
/s/ James A. Bowen                      Chairman and Trustee
-------------------------------------
    James A. Bowen

                                                         )
Richard E. Erickson*                             Trustee )
                                                         )
                                                         )
Thomas R. Kadlec*                                Trustee )                    BY: /s/ James A. Bowen
                                                         )                        ------------------------------
                                                         )                              James A. Bowen
Robert F. Keith*                                 Trustee )                              Attorney-In-Fact
                                                         )                              August 24, 2011
                                                         )
Niel B. Nielson*                                 Trustee )
                                                         )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are incorporated by reference herein.

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